UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
March 3, 2011 to March 31, 2011
Commission File Number of issuing entity: 333-141930-16
SLM STUDENT LOAN TRUST 2011-1
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-141930
SLM FUNDING LLC
(Exact name of depositor as specified in its charter)
SALLIE MAE, INC.
(Exact name of sponsor as specified in its charter)

Delaware (State or other jurisdiction of incorporation or organization of the issuing entity)	57-1176559 04-3480392 54-1843973 (I.R.S. Employer Identification Nos.)
c/o The Bank of New York Mellon Trust Company, National Association
10161 Centurion Parkway
Jacksonville, Florida
32256
(Zip Code)
(Address of principal executive offices
of issuing entity)
(703) 984-6419
(Telephone number including area code)
Not Applicable
(Former name, former address, if changed since last report)
Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

Class A Student Loan Backed Notes	☐	☐	☑
Class B Student Loan Backed Notes	☐	☐	☑
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes ☑                      No ☐

Item 1. Distribution and Pool Performance Information.
On April 25, 2011, SLM Student Loan Trust 2011-1 (the “Trust”) made its first monthly distribution of funds to holders of its Student Loan-Backed Notes. Sallie Mae, Inc., as the administrator, distributed the Monthly Distribution Report for the Trust for the period March 3, 2011 to March 31, 2011 to the Indenture Trustee, on behalf of the Trust’s noteholders of record. This Monthly Distribution Report is attached to this Report as Exhibit 99.1. This report as well as other information about the Trust is also available on the Administrator’s website at http://www.salliemae.com/about/investors/debtasset/slmsltrusts/.
PART II — OTHER INFORMATION
Item 2. Legal Proceedings. None.
Item 3. Sales of Securities and Use of Proceeds. None.
Item 4. Defaults Upon Senior Securities. None.
Item 5. Submission of Matters to a Vote of Security Holders. None.
Item 6. Significant Obligors of Pool Assets. No updates to report.
Item 7. Significant Enhancement Provider Information.
As of March 31, 2011, the Educational Credit Management Corporation guaranteed $129,679,404.85 of the aggregate outstanding principal balance of the trust student loans (which amount represents approximately 16.3% of the pool by outstanding principal balance).
Item 8. Other Information.
Item 9. Exhibits.
(a)	99.1 Monthly Distribution Report for SLM Student Loan Trust 2011-1 in relation to the distribution on April 25, 2011.

(b)	99.2 Educational Credit Management Corporation Guarantor Information.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, the Trust has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: April , 2011	SLM STUDENT LOAN TRUST 2011-1

	By:	SALLIE MAE, INC.,
the Administrator

	By:	/s/ MARK D. REIN

Name: Mark D. Rein
Title: Vice President

INDEX TO EXHIBITS

Exhibit Number	Exhibit
99.1	Monthly Distribution Report for SLM Student Loan Trust 2011-1 in relation to the distribution on April 25, 2011.

99.2	Educational Credit Management Corporation Guarantor Information.